Summary of Significant Accounting Policies - Summary of Impact of Adoption New Revenue Standard on Consolidated Balance Sheets and Statement of Operations (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019
Concentration Risk [Line Items]
Accounts receivable, net of allowance	$ 13,425						$ 13,425		$ 22,189	$ 1,952		$ 25,618
Accumulated deficit	(465,746)						(465,746)		(348,478)	(142,469)		(118,803)
Product revenues	25,943			$ 18,772			60,037	$ 123,509	143,985	127,974
Total revenues	25,943			18,772			60,037	123,509	143,985	127,974
Loss from operations	(44,571)			(54,841)			(143,817)	(91,146)	(140,119)	(114,239)
Net loss	(47,065)	$ (52,783)	$ (17,152)	(57,133)	$ (16,409)	$ (24,019)	(117,000)	(97,561)	(148,037)	(129,106)
Net loss attributable to common stockholders	$ (47,065)			$ (97,907)			$ (117,268)	$ (141,987)	$ (228,827)	$ (129,106)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.01)			$ (19.85)			$ (5.80)	$ (29.27)	$ (46.87)	$ (27.72)
Adoption of ASC 606
Concentration Risk [Line Items]
Accounts receivable, net of allowance									$ (19,168)			(23,666)
Accumulated deficit									(19,168)		$ (23,700)	(23,666)
Product revenues									5,068
Total revenues									5,068
Loss from operations									5,068
Net loss									5,068
Net loss attributable to common stockholders									$ 5,068
Net loss per share attributable to common stockholders, basic and diluted									$ 1.04
Under ASC 606
Concentration Risk [Line Items]
Accounts receivable, net of allowance									$ 3,021			1,952
Accumulated deficit									(367,646)			$ (142,469)
Product revenues									149,053
Total revenues									149,053
Loss from operations									(135,051)
Net loss									(142,969)
Net loss attributable to common stockholders									$ (223,759)
Net loss per share attributable to common stockholders, basic and diluted									$ (45.83)